RELATED PARTY DISCLOSURES	12 Months Ended
Jun. 30, 2024
Related Party Disclosures
RELATED PARTY DISCLOSURES

30. RELATED PARTY DISCLOSURES

Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent company. As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.

Transactions within the Company and with other related parties

During the financial years ended June 30, 2024, 2023 and 2022, other than compensation paid to directors and other members of key management personnel, see “Item 6.B Compensation”, the only transactions between entities within the Company and other related parties are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

Performance Rights Issuance

During the financial year ending June 30, 2022, the Board has approved for the following Performance Rights to be issued to the Key Management Personnel below:

●	40,000,000 Performance Rights to Mr. Michael Tonroe
●	20,000,000 Performance Rights to Mr. Carl Stubbings
●	20,000,000 Performance Rights to Mr. Kevin Camilleri

The performance rights issued to Mr. Michael Tonroe were forfeited during the 2023 financial year following his resignation. The performance rights issued to Mr. Carl Stubbings and Mr. Kevin Camilleri remain exercisable at June 30, 2024, if vesting conditions are met. However, following a share consolidation of equity securities on December 18, 2023 on the basis of one (1) security for every 100 securities held, Mr. Carl Stubbings and Mr. Kevin Camilleri hold 200,000 performance rights each.

The Company has accounted for these Performance Rights in accordance with its accounting policy for share-based payment transactions and has recorded A$124,177 (2023: A$125,500 and 2022: A$437,508) of associated expense in the reporting period.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

30. RELATED PARTY DISCLOSURES (cont.)

Mr. Phillip Hains (Former Chief Financial Officer)

On July 15, 2019, the Company announced that it had appointed Mr. Phillip Hains (MBA, CA) as the Chief Financial Officer who has over 30 years of extensive experience in roles with a portfolio of ASX and NASDAQ listed companies and provides CFO services through his firm The CFO Solution. Prior to this point the Company had a similar arrangement with The CFO Solution, where it would engage and provide services of overall CFO, accounting and other finance related activities.

During the reporting period, the Company had not transacted with The CFO Solution towards provision of overall CFO, accounting and other finance related activities (2023: Nil, 2022: A$91,615).

Mr. Stanley Sack (former Chief Operating Officer)

On May 18, 2020, the Company appointed Mr. Stanley Sack who provides consulting in the capacity of Chief Operating Officer. Mr. Sack has spent 15 years in large listed entities in executive positions managing large business divisions. He has worked with a high-net- worth family managing all their operating businesses and private equity activities. Mr. Sack built an Allied Health Business in the aged care and community care space which became the biggest Mobile Allied Health Business in Australia, and was recently sold to a large medical insurance company.

During the reporting period, the Company had not transacted with Mr. Stanley Sack’s entity Cobben Investments towards provision of consulting services in relation to provision of duties related to Chief Operating Officer of the Company (2023: Nil & 2022: A$107,187).

Mr. Peter Rubinstein (Non-Executive Director and Chairman)

During the financial year ended June 30, 2020, the Board approved to obtain consulting services in relation to capital raises, compliance, NASDAQ hearings and investor relations from its Non-Executive Director and current Chairman, Mr. Peter Rubinstein. The services procured were through Mr. Peter Rubinstein’s associate entity ValueAdmin.com Pty Ltd and amounted to A$45,000 (2023: A$60,000 & 2022: A$60,000) that is included as part of the cash salary and fees in the remuneration report as at June 30, 2024.

Dr. Jerzy Muchnicki (Non-Independent Non-Executive Director)

During the financial year ended June 30, 2022, the Board approved to obtain consulting services in relation to PRS and Germline Integration; Epigenetics; Somatic Testing; NIPT; Carrier testing and related marketing advice from its Non-Independent Non-Executive Director, Dr. Jerzy Muchnicki. The services procured were through Dr. Jerzy Muchnicki’s private consultancy and amounted to A$22,692 (2023: Nil & 2022: A$50,000) that is included as part of the cash salary and fees in the remuneration report as at June 30, 2024.

Mr. Kevin Camilleri (Chief Executive Officer of EasyDNA)

The Company leases its offices in Malta at 36 Triq ir-Russell, Kappara from Kevin Camilleri. The lease commenced August 13, 2021 and ends December 31, 2024. Extension beyond December 31, 2024 requires a new lease to be entered. After the first year, the lease can be terminated by the lessee, at any time, by providing three months’ notice. A Euro 4,500 refundable security deposit was paid at inception. Annual rents during the term of the lease are fixed as follows; years ending December 31, 2021 (August 13, 2021 to December 31, 2021) Euro 6,920, 2022 Euro 18,900, 2023 Euro 19,845 and 2024 Euro 20,844. Rent paid amounted to A$34,335 (2023: A$31,046 & 2022: A$29,336).

There were no transactions with parties related to Key Management Personnel during the year other than those disclosed above.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

30. RELATED PARTY DISCLOSURES (cont.)

Details of Directors and Key Management Personnel as at balance date

Directors

●	Mr. Peter Rubinstein (Independent Non-Executive & Chairman)
●	Dr. Jerzy Muchnicki (Non-Independent Non-Executive)
●	Dr. Lindsay Wakefield (Independent Non-Executive)
●	Mr. Nicholas Burrows (former Independent Non-Executive) (appointed September 1, 2019, resigned February 15, 2024)

Key Management Personnel (KMPs)

●	Mr. Simon Morriss (Chief Executive Officer) (appointed February 1, 2021)
●	Mr. Tony Di Pietro (former Chief Financial Officer) (appointed November 28, 2022, resigned March 29, 2024)
●	Ms. Kathryn Andrews (Chief Financial Officer) (appointed March 25, 2024, resigned July 23, 2024)
●	Mr. Kevin Camilleri (Chief Executive Officer of EasyDNA) (appointed August 16, 2021)
●	Mr. Carl Stubbings (Chief Commercial Officer) (appointed September 1, 2021)

	2024 A$	2023 A$	2022 A$
Remuneration of Key Management Personnel
Short-term employee benefits	1,447,593	1,529,124	1,894,413
Post-employment benefits	114,820	113,511	125,822
Share-based payments	129,248	253,453	387,046
Other long-term benefits	8,239	10,978	4,797
Termination benefits	-	-	-
Total remuneration of Key Management Personnel	1,699,900	1,907,066	2,412,078

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)